Share-based compensation - Activities of the share options (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares
Sharebased compensation
Number of Options, Outstanding as of beginning (in shares) | shares	67,557,594	63,733,455	52,575,849
Number of Options, Granted (in shares) | shares	17,151,866	10,402,129	18,459,565
Number of Options, Modification (in shares) | shares		(1,478,068)
Number of Options, Exercise of share options (in shares) | shares	(1,379,548)	(717,256)	(2,749,909)
Number of Options, Forfeited/cancelled (in shares) | shares	(6,201,234)	(4,382,666)	(4,552,050)
Number of Options, Outstanding as of ending (in shares) | shares	77,128,678	67,557,594	63,733,455	52,575,849
Number of Options, Exercisable as of ending (in shares) | shares	48,382,736
Number of Options, Vested and Expected To Vest as of ending (in shares) | shares	71,523,950
Weighted Average Exercise Price, Outstanding as of beginning (in dollars per share) | $ / shares	$ 2.61	$ 3.94	$ 4.9
Weighted Average Exercise Price, Granted (in dollars per share) | $ / shares	0.0001823	0.0001823	0.0001823
Weighted Average Exercise Price, Modification (in dollars per share) | $ / shares		0.0001823
Weighted Average Exercise Price, Exercise of share options (in dollars per share) | $ / shares	1.04	0.21	0.42
Weighted Average Exercise Price, Forfeited/cancelled (in dollars per share) | $ / shares	0	0.07	1
Weighted Average Exercise Price, Outstanding as of ending (in dollars per share) | $ / shares	2.26	$ 2.61	$ 3.94	$ 4.9
Weighted Average Exercise Price, Exercisable as of ending (in dollars per share) | $ / shares	3.61
Weighted Average Exercise Price, Vested and Expected To Vest as of ending (US$) | $ / shares	$ 2.44
Weighted Average Remaining Contractual Life, Outstanding (In Years)	5 years 9 months	5 years 10 months 24 days	6 years 4 months 20 days	3 years 4 months 24 days
Weighted Average Remaining Contractual Life, Exercisable as of ending (In Years)	4 years 1 month 2 days
Weighted Average Remaining Contractual Life, Vested and Expected To Vest as of ending (In Years)	5 years 6 months 3 days
Aggregate Intrinsic Value, Outstanding as of beginning	$ 891,353,000	$ 559,325,000	$ 789,898,000
Aggregate Intrinsic Value, Exercise of share options	23,780,000	11,182,000	33,819,000
Aggregate Intrinsic Value, Outstanding as of ending	1,235,291,000	891,353,000	559,325,000	$ 789,898,000
Aggregate Intrinsic Value, Exercisable as of ending	709,821,000
Aggregate Intrinsic Value, Vested and Expected To Vest as of ending	1,132,833,000
Weighted Average Grant Date Fair Value, Outstanding as of beginning (in dollars per share)	22.72	24.62	30.18
Weighted Average Grant Date Fair Value, Granted (in dollars per share)	16.46	14.78	11.8
Weighted Average Grant Date Fair Value, Modification of share options (in dollars per share		12.9
Weighted Average Grant Date Fair Value, Exercise of share options (in dollars per share)	18.27	30.55	24.22
Weighted Average Grant Date Fair Value, Forfeited/cancelled (in dollars per share)	19.15	26.03	36.86
Weighted Average Grant Date Fair Value, Outstanding as of ending (in dollars per share)	20.04	$ 22.72	$ 24.62	$ 30.18
Weighted Average Grant Date Fair Value, Exercisable as of ending (in dollars per share)	22.18
Weighted Average Grant Date Fair Value, Vested and Expected To Vest as of ending (US$)	$ 20.36